S000094966 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	303 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
NASDAQ Composite Total Return Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	29.48%	17.47%	16.19%
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	24.44%	14.26%	12.86%
Goldman Sachs Technology Opportunities ETF
Prospectus [Line Items]
Average Annual Return, Percent	30.61%	17.42%	17.59%
Performance Inception Date				Oct. 01, 1999
Goldman Sachs Technology Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	29.62%	15.03%	14.96%
Performance Inception Date				Oct. 01, 1999
Goldman Sachs Technology Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.87%	13.42%	13.87%
Performance Inception Date				Oct. 01, 1999